AMSOUTH FUNDS

                         SUPPLEMENT DATED JUNE 20, 2002
                     TO PROSPECTUSES DATED DECEMBER 1, 2001

THIS SUPPLEMENT PROVIDES THE FOLLOWING UPDATED INFORMATION AND SUPERCEDES ALL SUPPLEMENTAL INFORMATION PREVIOUSLY PROVIDED:

SECURITIES LENDING

      CLASS A SHARES AND CLASS B SHARES PROSPECTUS

      All funds may now engage in securities lending - a management technique intended to generate additional revenue for a fund without changing the fundamental risk characteristics of that fund's portfolio. Further information, including information on risks, is contained in the Prospectus and Statement of Additional Information.

PRICING OF FUND SHARES - MONEY MARKET FUNDS

      TRUST SHARES PROSPECTUS AND MONEY MARKET FUNDS PROSPECTUS

      Under the sections entitled "Shareholder Information -- Pricing of Fund Shares - Money Market Funds" on page 115 of the Trust Shares Prospectus and "Shareholder Information - Pricing of Fund Shares" on page 27 of the Money
Market Funds Prospectus, the second sentence of the first paragraph has been deleted and replaced in its entirety with the following:

                  The NAV for the Prime Money  Market  Fund,  the U.S.
            Treasury Money Market Fund and the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

      Also, the following information is added to the end of the same sections as follows:

                  For the Prime Money Market Fund,  the U.S.  Treasury
            Money Market Fund, the Treasury Reserve Money Market Fund, and the Institutional Prime Obligations Money Market Fund, orders received prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

                  For the Tax-Exempt Money Market Fund orders received
            prior to 12:00 p.m. Eastern time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

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FUND MANAGEMENT

      TRUST SHARES PROSPECTUS AND CLASS A SHARES AND CLASS B SHARES PROSPECTUS

      Under the section entitled "Fund Management," the paragraph entitled "Limited Term Tennessee Tax-Exempt Fund" on page 113 of the Trust Shares Prospectus and page 99 of the Class A Shares and Class B Shares Prospectus has been deleted in its entirety, and the paragraph entitled "Municipal Bond Fund, Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund" on page 112 of the Trust Shares Prospectus and page 98 of the Class A Shares and Class B Shares Prospectus has been revised to read as follows:

            MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND, TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND
            - Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, the Florida Tax-Exempt Fund, the
            Tennessee Tax-Exempt Fund and the Limited Term Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group for over sixteen years and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

GROWTH FUND REORGANIZATION

      TRUST SHARES PROSPECTUS AND CLASS A SHARES AND CLASS B SHARES PROSPECTUS

      At meetings held on December 18, 2001, and March 19, 2002, the AmSouth Funds board of trustees ("Trustees") approved the submission to shareholders of AmSouth Growth Fund ("Growth Fund") of a Plan of Reorganization and Termination under which that Fund would transfer its assets to AmSouth Capital Growth Fund ("Capital Growth Fund") in exchange for Capital Growth Fund's shares and its assumption of Growth Fund's liabilities. The reorganization, which was structured as a tax-free reorganization, was proposed by AmSouth Investment Management Company, LLC and unanimously approved by the Trustees as in the best interests of Growth Fund shareholders.

      On May 31, 2002, Growth Fund shareholders voted to approve the reorganization, and it was completed on June 14, 2002. Accordingly, all references to the Growth Fund in the Trust Shares Prospectus and the Class A Shares and Class B Shares Prospectus are hereby deleted.

PROPOSED REORGANIZATIONS OF EQUITY INCOME FUND, LIMITED TERM U.S. GOVERNMENT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND

      TRUST SHARES PROSPECTUS AND CLASS A SHARES AND CLASS B SHARES PROSPECTUS

      At a meeting held on June 18, 2002, Trustees approved the submission to shareholders of a Plan of Reorganization and Termination ("Plan") for the reorganization of:

        o AmSouth Equity Income Fund ("Equity Income Fund") into AmSouth Value Fund; ("Value Fund");


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        o     AmSouth Limited Term U.S. Government Fund ("Limited Term
              U.S. Government Fund") into AmSouth Government Income Fund ("Government Income Fund"); and

        o AmSouth Limited Term Tennessee Tax-Exempt Fund ("Limited Term Tennessee Tax-Exempt Fund") into AmSouth Tennessee Tax-Exempt Fund ("Tennessee Tax-Exempt Fund").

      The Plan provides for the transfer of the assets of Equity Income Fund, Limited Term U.S. Government Fund and Limited Term Tennessee Tax-Exempt Fund (each an "Acquired Fund") to Value Fund, Government Income Fund and Tennessee Tax-Exempt Fund (each an "Acquiring Fund"), respectively, in exchange for the respective Acquiring Fund's shares and its assumption of the corresponding Acquired Fund's liabilities (each a "proposed merger"). The shareholders of an Acquired Fund must approve its proposed merger before it can be effected.

      Each proposed merger will be submitted to Acquired Fund shareholders for their approval at a meeting to be held on October 15, 2002 ("Meeting"). Each Acquired Fund's shareholder of record as of July 31, 2002 will receive proxy materials explaining its proposed merger and will be entitled to vote at the Meeting. If approved, the proposed mergers of Limited Term U.S. Government Fund into Government Income Fund and Limited Term Tennessee Tax-Exempt Fund into Tennessee Tax-Exempt Fund are expected to become effective on November 1, 2002, and the proposed merger of Equity Income Fund into Value Fund is expected to become effective on or about November 8, 2002. If shareholders of an Acquired Fund approve its proposed merger, they will receive shares of the corresponding Acquiring Fund in exchange for their Acquired Fund shares and the Acquired Fund will cease operations.

      Each proposed merger was proposed by AmSouth Investment Management Company, LLC and unanimously approved by the Trustees as in the best interests of Acquired Fund shareholders.

      Each proposed merger is expected to be a tax-free transaction, which means that none of the Acquired Funds or Acquiring Funds will recognize any gain or loss, and none of the Acquired Funds' shareholders will recognize any gain or loss on their receipt of Acquiring Fund shares, as a direct result of the proposed mergers. More information about each proposed merger will be provided to Acquired Fund shareholders of record as of July 31, 2002 in proxy solicitation materials that will be mailed on or about August 23, 2002.

      You may continue to buy and redeem Acquired Fund shares and to exchange your Acquired Fund Class A, Class B, and Trust shares, as applicable, for shares of the corresponding class of other AmSouth Funds until the Meeting. When you redeem or exchange your Acquired Fund shares, you will be subject to federal income tax on any gain you realize. If an Acquired Fund's shareholders approve its proposed merger, the Acquired Fund expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is effected.

MID CAP FUND - PRINCIPAL INVESTMENT STRATEGIES

      TRUST SHARES PROSPECTUS AND CLASS A SHARES AND CLASS B SHARES PROSPECTUS

      Under the section entitled "AmSouth Mid Cap Fund - Principal Investment Strategies" on page 17 of the Class A Shares and Class B Shares Prospectus and


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

page 17 of the Trust Shares Prospectus, the first two paragraphs have been deleted and replaced in their entirety with the following:

            The Fund invests primarily in a broadly diversified portfolio of S&P 400 Mid-Cap Index ("S&P 400") stocks, overweighting relative to their S&P 400 weights those that the portfolio manager believes to be undervalued compared to others in the index. The Fund seeks to maintain risk characteristics similar to that of the S&P 400 and, normally, invests at least 80% of its assets in common stocks drawn from the Index.

            The portfolio manager's stock selection process utilizes computer-aided quantitative analysis. The portfolio manager's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P 400, the portfolio manager hopes to generate more capital growth than that of the S&P 400. The portfolio manager's emphasis on technical analyses can result in significant shifts in portfolio holdings at different times. However, stringent risk controls at the style, industry and individual stock levels are intended to help the Fund maintain risk characteristics similar to those of the S&P 400.

            "S&P 400" is a registered service mark of Standard & Poor's, which does not sponsor and is in no way affiliated with the Fund.

INTERNATIONAL EQUITY FUND - PRINCIPAL INVESTMENT STRATEGIES

      TRUST SHARES PROSPECTUS AND CLASS A SHARES AND CLASS B SHARES PROSPECTUS

      Under the section entitled "AmSouth International Equity Fund - Principal Investment Strategies" on page 35 of the Class A Shares and Class B Shares Prospectus and page 35 of the Trust Shares Prospectus, the first four paragraphs have been deleted and replaced in their entirety with the following:

            The Fund seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Fund's Sub-Advisor, Dimensional Fund Advisors, Inc. ("Dimensional"), determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time to time.

            Dimensional believes that equity investing should involve a long-term view and a focus on asset class selection, not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Generally,


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

            Dimensional structures a portfolio by: 1) starting with a universe of securities, 2) creating a sub-set of companies meeting Dimensional's investment guidelines, 3) excluding certain companies after analyzing various factors and 4) purchasing stocks so the portfolio is generally market capitalization weighted.

            The Fund invests in the stocks of large companies in countries with developed markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Fund's assets are invested in such companies in any one country. The Fund seeks to invest in companies having at least $800 million of market capitalization, and to purchase securities on a market capitalization weighted basis within each applicable country. Dimensional may reset such floor from time to time to reflect changing market conditions. Dimensional, using its best judgment, will seek to set country weights based on the relative market capitalization of companies within each country. As a result, the weighting of certain countries in the Fund may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

      Under the section entitled "Additional Investment Strategies and Risks - International Equity Fund" on page 81 of the Class A Shares and Class B Shares Prospectus and page 94 of the Trust Shares Prospectus, the sixth paragraph has been deleted and replaced in its entirety with the following:

            The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

            The value criteria used by Dimensional, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria. Similarly, Dimensional is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria


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

            nevertheless   may  be  sold   at  any   time   when,   in
            Dimensional's judgment, circumstances warrant their sale.

            The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. Dimensional may exclude the stock of a company that meets applicable market capitalization criteria if Dimensional determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

            On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by a portfolio. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

THE INVESTMENT SUB-ADVISORS

      TRUST SHARES PROSPECTUS AND CLASS A SHARES AND CLASS B SHARES PROSPECTUS

      Under the section entitled "The Investment Sub-Advisors" on page 97 of the Class A Shares and Class B Shares Prospectus and page 111 of the Trust Shares Prospectus, the paragraphs entitled "International Equity Fund" and "Mid Cap Fund" have been revised to read as follows:


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

            INTERNATIONAL EQUITY FUND - Dimensional Fund Advisors, Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment sub-advisor to the International Equity Fund pursuant to an Interim Sub-Advisory Agreement with AIMCO. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $39 billion as of May 31, 2002.

            MID CAP FUND - OakBrook Investments, LLC ("OakBrook") located at 701 Warrenville Road, Suite 335, Lisle, IL 60532, serves as investment sub-advisor to the Mid Cap Fund pursuant to an Interim Sub-Advisory Agreement with AIMCO. OakBrook provides discretionary investment management services to client discretionary accounts with assets totaling approximately $453 million as of May 31, 2002

      Also, the following paragraph is added following the paragraphs set forth above:

            OakBrook will serve as investment sub-advisor to the Mid Cap Fund and Dimensional will serve as investment sub-advisor to the International Equity Fund under Interim Sub-Advisory Agreements pending shareholder approval of new Sub-Advisory Agreements. The Interim Sub-Advisory Agreements, which are effective for 150 days, will terminate upon shareholder approval of new Sub-Advisory Agreements. Shareholders will be asked to vote on the new Sub-Advisory Agreements at a meeting to be held on October 15, 2002.

FUND MANAGEMENT

      TRUST SHARES PROSPECTUS AND CLASS A SHARES AND CLASS B SHARES PROSPECTUS

      Under the section entitled "Fund Management" on page 98 of the Class A Shares and Class B Shares Prospectus and page 112 of the Trust Shares
Prospectus, the paragraph entitled "Mid Cap Fund" has been deleted, the paragraph entitled "Select Equity Fund and Enhanced Market Fund" has been deleted and replaced in its entirety and the paragraph entitled "International Equity Fund" has been deleted and revised as follows:

            SELECT EQUITY FUND,  ENHANCED MARKET FUND AND MID CAP FUND
            - The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she


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

            was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

            INTERNATIONAL EQUITY FUND - Investment decisions for the Fund are made by the Investment Committee of Dimensional which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.



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